Description of Plan (Additional Information) (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employer contribution matching percentage	50.00%
Matching contributions of the first employee's compensation	6.00%
EBP, Number of Years of Service in Vesting of Employee Contribution	5 years
EBP, Vested Percentage	100.00%
EBP, Forfeited Nonvested Account	$ 1,000	$ 2,000
Forfeitures of approximately to pay administrative expenses or reduce future company contributions	631,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Notes Receivable from Participants Prime Rate Plus	1.00%
EBP, Note Receivable From Participant, Account, Primary Residence, Maximum Borrowing Term	15 years
Maximum [Member]
EBP, Description of Plan [Line Items]
Participants may elect to contribute	25.00%
EBP, Notes Receivable from Participants Loan Terms Range	5 years
Minimum [Member]
EBP, Description of Plan [Line Items]
Participants may elect to contribute	1.00%
EBP, Notes Receivable from Participants Loan Terms Range	1 year